Leases (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
As a Lessee
Description of line items in statement of financial position which include right-of-use assets		the ROU assets are included within property, plant and equipment
Description of line items in statement of financial position which include lease liabilities		the lease liabilities are included within other liabilities
Statement that lessee accounts for short-term leases using recognition exemption		The Barclays Bank Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months.
Information about nature of lessee's leasing activities		As a Lessee The Barclays Bank Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays Bank Group will sublease property to third parties when it is no longer needed to meet business requirements. Currently, Barclays Bank Group does not have any material subleasing arrangements
Expense relating to short-term leases for which recognition exemption has been used			£ 3
Information about lessee's exposure arising from variable lease payments		Variable lease payments: This variability will typically arise from either inflation index instruments or market based pricing adjustments. Currently, Barclays Bank Group has 71 leases out of the total 143 leases which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £403m is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.
Expense relating to variable lease payments not included in measurement of lease liabilities		£ 403
Information about lessee's exposure arising from extension options and termination options		Extension and termination options: The table above represents Barclays Bank Group’s best estimate of future cash out flows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £408m for leases where Barclays Bank Group are highly expected to exercise an early termination option. However, there is no significant impact where Barclays Bank Group is expected to exercise an extension option
Extension and termination options reasonably certain to be exercised		£ 408	11
Information about sale and leaseback transactions		The Barclays Bank Group currently does not have any significant sale and lease back transactions.
Lease payments	[1]	£ 7	158	£ 248
As a Lessor
Information about nature of lessor's leasing activities		As a Lessor Finance lease receivables are included within loans and advances at amortised cost. The Barclays Bank Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.
Information about how lessor manages risk associated with rights it retains in underlying assets		Finance lease receivables are included within loans and advances at amortised cost. The Barclays Bank Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables		£ 3,497	3,726
Impairment allowance [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables		£ 55	£ 87

[1]	With adoption of IFRS 16 from 1 January 2019, the depreciation charge associated with right of use assets is reported within the depreciation and amortisation charge for 2019.